Annual Fund Operating Expenses	12 Months Ended
	Aug. 31, 2013
Vanguard Prime Money Market Fund - Investor Shares | Vanguard Prime Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17%	[1]
Vanguard Federal Money Market Fund - Investor Shares | Vanguard Federal Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.14%	[1]
Vanguard Prime Money Market Fund - Institutional Shares | Vanguard Prime Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%	[1]

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.